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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             EnTrust Capital Inc.
               ------------------------------------
Address:          650 Madison Avenue
               ------------------------------------
                  New York, NY 10022
               ------------------------------------

Form 13F File Number:  28 - 6444
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Richard I. Ellenbogen
               ------------------------------------
Title:          Vice President & General Counsel
               ------------------------------------
Phone:          212.888.5209
               ------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen            New York, NY                   2/14/00
-------------------------            ------------                   -------
(Signature)                         (City, State)                   (Date)


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ---------------------           ---------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                            ------------

Form 13F Information Table Entry Total:          63
                                            ------------

Form 13F Information Table Value Total:    $   935,146
                                            ------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER                       TITLE OF CLASS            CUSIP                MARKET VALUE        SHARES/PRN AMT
                                                                                    * 1000
AMC ENTERTAINMENT INC                COMMON STOCK              001669100                           8008                  928429 SH
AT&T CORP                            COMMON STOCK              001957109                            260                    5109 SH
AT&T CORP LIBERTY MEDIA GROUP        COMMON STOCK              001957208                         143949                 2533756 SH
AMERICAN STANDARD COMPANIES          COMMON STOCK              029712106                          23952                  522106 SH
ASPECT COMMUNICATIONS INC            COMMON STOCK              04523Q102                          63963                 1634830 SH
ASSOCIATES FIRST CAPITAL CORP        COMMON STOCK              046008108                           1262                   45984 SH
BEA SYSTEMS INC                      COMMON STOCK              073325102                           9637                  137800 SH
BERKSHIRE HATHAWAY INC-DEL           COMMON STOCK              084670108                           7237                     129 SH
BERKSHIRE HATHAWAY INC-DEL           COMMON STOCK              084670207                            205                     112 SH
***BRITISH TELECOMMUNICATIONS        COMMON STOCK              111021408                            357                    1500 SH
BUCKEYE PARTNERS L P                 COMMON STOCK              118230101                            260                   10000 SH
CBS CORP                             COMMON STOCK              12490K107                            223                    3480 SH
CHASE MANHATTAN CORP NEW             COMMON STOCK              16161A108                            277                    3560 SH
CITIGROUP INC                        COMMON STOCK              172967101                          77648                 1394347 SH
COCA-COLA CO                         COMMON STOCK              191216100                           1175                   20170 SH
COMCAST CORP CLASS A                 COMMON STOCK              200300101                            242                    5050 SH
COMCAST CORP CL A-SPL                COMMON STOCK              200300200                            334                    6600 SH
CRESTLINE CAPITAL CORP               COMMON STOCK              226153104                           1258                   61000 SH
WALT DISNEY CO HOLDING CO            COMMON STOCK              254687106                          13080                  447188 SH
EMC CORP-MASS                        COMMON STOCK              268648102                            371                    3400 SH
ESC MEDICAL SYSTEMS LTD              CONVERTIBLE BONDS         269025AB8                            512                  700000 PRN
EPICOR SOFTWARE CORP                 COMMON STOCK              29426L108                            793                  156650 SH
FREDDIE MAC-VOTING COMMON            COMMON STOCK              313400301                            715                   15200 SH
FANNIE MAE                           COMMON STOCK              313586109                          22959                  367708 SH
FINOVA GROUP INC                     COMMON STOCK              317928109                          26273                  740080 SH
FINOVA FINANCE TRUST-TRUST           PREFERRED STOCK           31808E207                            320                    6400 SH
FORD MOTOR CO                        COMMON STOCK              345370100                            750                   14076 SH
GENERAL ELECTRIC CO                  COMMON STOCK              369604103                            944                    6100 SH
GENESCO INC                          COMMON STOCK              371532102                          17997                 1384375 SH
GOLDEN STATE BANCORP INC             COMMON STOCK              381197102                          36623                 2123049 SH
GOLDMAN SACHS GROUP INC              COMMON STOCK              38141G104                            542                    5750 SH
ION NETWORKS INC                     COMMON STOCK              46205P100                           9483                  423840 SH
***IONA TECHNOLOGIES PLC             COMMON STOCK              46206P109                            273                    5000 SH
JOHNSON & JOHNSON                    COMMON STOCK              478160104                            471                    5050 SH
KINDER MORGAN ENERGY PARTNERS        COMMON STOCK              494550106                            403                    9730 SH
MBNA CORP                            COMMON STOCK              55262L100                          59241                 2173967 SH
MCI WORLDCOM INC                     COMMON STOCK              55268B106                            445                    8395 SH
MEDIAONE GROUP INC                   COMMON STOCK              58440J104                            261                    3400 SH
MEDICAL CARE INTL INC SUB DEB        CONVERTIBLE BONDS         584505AC5                            298                  350000 PRN
MERCK & CO INC                       COMMON STOCK              589331107                            840                   12500 SH
MERRILL LYNCH & CO INC               COMMON STOCK              590188108                           1529                   18357 SH
MICROSOFT CORP                       COMMON STOCK              594918104                           1798                   15400 SH
MORGAN STANLEY DEAN WITTER           COMMON STOCK              617446448                            890                    6235 SH
NABORS INDUSTRIES INC                COMMON STOCK              629568106                          34301                 1108704 SH
NEON SYSTEM INC                      COMMON STOCK              640509105                            852                   21700 SH
PARAMETRIC TECHNOLOGY CORP           COMMON STOCK              699173100                          53607                 1980841 SH
PFIZER INC                           COMMON STOCK              717081103                            331                   10200 SH
REGIS CORP-MINN                      COMMON STOCK              758932107                          27649                 1464850 SH
***SHAW COMMUNICATIONS INC           COMMON STOCK              82028K200                          51063                 1541513 SH
STARWOOD HOTELS & RESORTS            COMMON STOCK              85590A203                          50682                 2156670 SH
SUIZA FOODS CORP                     COMMON STOCK              865077101                            693                   17500 SH
***TELECOMUNICACOES BRASILEI-        COMMON STOCK              879287100                              2                  153710 SH
***TELECOMINICAOES BRASILEIRAS       COMMON STOCK              879287308                          19296                  149872 SH
TELESPECTRUM WORLDWIDE INC           COMMON STOCK              87951U109                            214                   30000 SH
TOTAL RENAL CARE HOLDINGS INC        COMMON STOCK              89151A107                             67                   10000 SH
USINTERNETWORKING INC                COMMON STOCK              917311805                            262                    3750 SH
***VODAFONE AIRTOUCH PLC             COMMON STOCK              92857T107                          57103                 1153600 SH
WAL-MART STORES INC                  COMMON STOCK              931142103                            235                    3400 SH
WARNER-LAMBERT CO                    COMMON STOCK              934488107                            295                    3600 SH
WESTERN WIRELESS CORP-CL A           COMMON STOCK              95988E204                            866                   12975 SH
JOHN WILEY & SONS INC CL A           COMMON STOCK              968223206                          11434                  682600 SH
***SBS BROADCASTING SA               FOREIGN COMMON STOCK      L8137F102                          88022                 1807890 SH
SUNRISE TECHNOLOGIES INC             PUT                       86769L9QV                            118                   10000 SH

                                                                                                 935146

Table Continued....

NAME OF ISSUER                    SH/PRN  PUT         INVESTMENT       MANAGERS       SOLE           SHARED        NONE
                                          /CALL       Discretion
AMC ENTERTAINMENT INC                                 DEFINED                                               683309        245120
AT&T CORP                                             DEFINED                                                 5109
AT&T CORP LIBERTY MEDIA GROUP                         DEFINED                                              1908392        625364
AMERICAN STANDARD COMPANIES                           DEFINED                                               378618        143488
ASPECT COMMUNICATIONS INC                             DEFINED                                              1266620        368210
ASSOCIATES FIRST CAPITAL CORP                         DEFINED                                                43584          2400
BEA SYSTEMS INC                                       DEFINED                                               122800         15000
BERKSHIRE HATHAWAY INC-DEL                            DEFINED                                                   89            40
BERKSHIRE HATHAWAY INC-DEL                            DEFINED                                                   58            54
***BRITISH TELECOMMUNICATIONS                         DEFINED                                                 1500
BUCKEYE PARTNERS L P                                  DEFINED                                                10000
CBS CORP                                              DEFINED                                                 3480
CHASE MANHATTAN CORP NEW                              DEFINED                                                 3560
CITIGROUP INC                                         DEFINED                                              1031372        362975
COCA-COLA CO                                          DEFINED                                                20170
COMCAST CORP CLASS A                                  DEFINED                                                 5050
COMCAST CORP CL A-SPL                                 DEFINED                                                 6600
CRESTLINE CAPITAL CORP                                DEFINED                                                54700          6300
WALT DISNEY CO HOLDING CO                             DEFINED                                               321573        125615
EMC CORP-MASS                                         DEFINED                                                 3400
ESC MEDICAL SYSTEMS LTD                               DEFINED                                               700000
EPICOR SOFTWARE CORP                                  DEFINED                                               151225          5425
FREDDIE MAC-VOTING COMMON                             DEFINED                                                15200
FANNIE MAE                                            DEFINED                                               295738         71970
FINOVA GROUP INC                                      DEFINED                                               550875        189205
FINOVA FINANCE TRUST-TRUST                            DEFINED                                                 6400
FORD MOTOR CO                                         DEFINED                                                14076
GENERAL ELECTRIC CO                                   DEFINED                                                 6100
GENESCO INC                                           DEFINED                                              1055880        328495
GOLDEN STATE BANCORP INC                              DEFINED                                              1630372        492677
GOLDMAN SACHS GROUP INC                               DEFINED                                                 4750          1000
ION NETWORKS INC                                      DEFINED                                               398340         25500
***IONA TECHNOLOGIES PLC                              DEFINED                                                 5000
JOHNSON & JOHNSON                                     DEFINED                                                 5050
KINDER MORGAN ENERGY PARTNERS                         DEFINED                                                 9730
MBNA CORP                                             DEFINED                                              1693989        479978
MCI WORLDCOM INC                                      DEFINED                                                 8395
MEDIAONE GROUP INC                                    DEFINED                                                 3400
MEDICAL CARE INTL INC SUB DEB                         DEFINED                                               350000
MERCK & CO INC                                        DEFINED                                                 3900          8600
MERRILL LYNCH & CO INC                                DEFINED                                                16832          1525
MICROSOFT CORP                                        DEFINED                                                 8900          6500
MORGAN STANLEY DEAN WITTER                            DEFINED                                                 5725           510
NABORS INDUSTRIES INC                                 DEFINED                                               814189        294515
NEON SYSTEM INC                                       DEFINED                                                21700
PARAMETRIC TECHNOLOGY CORP                            DEFINED                                              1454896        525945
PFIZER INC                                            DEFINED                                                10200
REGIS CORP-MINN                                       DEFINED                                              1074859        389991
***SHAW COMMUNICATIONS INC                            DEFINED                                              1150838        390675
STARWOOD HOTELS & RESORTS                             DEFINED                                              1634725        521945
SUIZA FOODS CORP                                      DEFINED                                                16000          1500
***TELECOMUNICACOES BRASILEI-                         DEFINED                                               108300         45410
***TELECOMINICAOES BRASILEIRAS                        DEFINED                                               107403         42469
TELESPECTRUM WORLDWIDE INC                            DEFINED                                                30000
TOTAL RENAL CARE HOLDINGS INC                         DEFINED                                                10000
USINTERNETWORKING INC                                 DEFINED                                                 3750
***VODAFONE AIRTOUCH PLC                              DEFINED                                               876912        276688
WAL-MART STORES INC                                   DEFINED                                                 3400
WARNER-LAMBERT CO                                     DEFINED                                                 3600
WESTERN WIRELESS CORP-CL A                            DEFINED                                                  631         12344
JOHN WILEY & SONS INC CL A                            DEFINED                                               593325         89275
***SBS BROADCASTING SA                                DEFINED                                              1392312        415578
SUNRISE TECHNOLOGIES INC                PUT           DEFINED                                                10000

                                                      No. of Other Managers         0